NATIONS FUND, INC.
                       Registration Nos. 33-4038; 811-4614

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Nations Fund, Inc. (the "Company") that the forms of Prospectuses and Statements of Additional Information for all Funds of the Company that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 34, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on July 31, 1997.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 22nd day of August, 1997.


Witness:                                   NATIONS FUND, INC.

By:     /s/ Louise P. Newcomb              By:     /s/ Richard H. Blank, Jr.
Name:   Louise P. Newcomb                  Name:   Richard H. Blank, Jr.
Title:  Assistant Secretary                Title:  Secretary